Events after the balance sheet date	12 Months Ended
Dec. 31, 2025
Events after the balance sheet date
Events after the balance sheet date

25. Events after the balance sheet date

Where events occurring after the balance sheet date provide evidence of conditions that existed at the end of the reporting period, the impact of these events is adjusted within the consolidated financial statements. Otherwise, events after the balance sheet date of a material size or nature are disclosed below.

There are no events after the balance sheet date other than those disclosed in Note 20.